Revenue - Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue
Commercial products	€ 240,853	€ 96,028
Services and clinical supply	5,110	3,524
Licenses	638	1,402
Total revenue	246,601	100,954
Revenue (geographical)
Total revenue	246,601	100,954
United States [Member]
Revenue
Total revenue	209,076	73,633
Revenue (geographical)
Total revenue	209,076	73,633
Europe [member]
Revenue
Total revenue	36,318	21,328
Revenue (geographical)
Total revenue	36,318	21,328
Rest of World [member]
Revenue
Total revenue	1,207	5,993
Revenue (geographical)
Total revenue	€ 1,207	€ 5,993